Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Amounts Recognized for Assets and Liabilities Acquired
The following table summarizes the net amounts recognized for assets acquired and liabilities assumed for these and other small acquisitions at their estimated fair values:

	Adjustments to 2018 acquisitions	2019 Acquisitions	Allocation at December 31, 2019
Cash	$—	$13	$13
Non-cash working capital	2	10	12
Fixed assets	—	113	113
Goodwill	(10)	22	12
Other assets	—	1	1
Intangibles	—	12	12
Deferred tax assets	—	2	2
Long-term debt	—	(8)	(8)
Other long-term liabilities	—	(1)	(1)
Deferred tax liabilities	8	(4)	4

Consideration paid	—	160	160
Less: Cash acquired	—	(13)	(13)

Net cash outflow	$—	$147	$147